Long-term debt and other financial liabilities	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Long-term debt and other financial liabilities

6. Long-term debt and other financial liabilities

Long-term debt

Facility	June 30, 2022	December 31, 2021
Loans	1,310,130	1,380,648
Less: Deferred finance costs, net	(6,767)	(7,461)
Total long-term debt	1,303,363	1,373,187
Less: Current portion of debt	(193,685)	(175,062)
Add: Deferred finance costs, current portion	2,082	2,126
Long-term debt, net of current portion and deferred finance costs	1,111,760	1,200,251

Loan balances outstanding at June 30, 2022, amounted to $1,310,130. These bank loans are payable in U.S. Dollars in semi-annual installments, with balloon payments due at maturity between November 2022 and January 2032. Interest rates on the outstanding loans as of June 30, 2022, are based on LIBOR plus a spread, except of two loan agreements based on SOFR.

On March 16, 2022, the Company signed a new five-year loan agreement amounting to $62,000 relating to the refinancing of the suezmax tankers, Dimitris P and Spyros K and the aframax tanker, Uraga Princess. On March 17, 2022, the Company drew down the amount of $62,000 and prepaid the amount of $47,730. The new loan is repayable in ten semi-annual installments of $2,750, commencing six months after the drawdown date, plus a balloon of $34,500 payable together with the last installment.

On March 31, 2022, the Company signed a new six-year loan agreement amounting to $67,500 relating to the refinancing of the DP2 shuttle tanker, Brasil 2014. On April 4, 2022, the Company drew down the amount of $67,500 and prepaid the amount of $54,117. The new loan is repayable in twelve semi-annual installments of $4,500, commencing six months after the drawdown date, plus a balloon of $13,500 payable together with the last installment.

On April 20, 2022, the Company prepaid the amount of $12,695 to the lender due to sale of its aframax tanker, Proteas.

On May 13, 2022, the Company signed a new five-year loan agreement amounting to $25,200 relating to the refinancing of the suezmax tanker, Euro. On May 13, 2022, the Company drew down the amount of $25,200 and prepaid the amount of $21,683 on May 16, 2022. The new loan is repayable in ten semi-annual installments of $1,505, commencing six months after the drawdown date, plus a balloon of $10,150 payable together with the last installment.

On August 17, 2022, the Company prepaid the amount of $3,301 to the lender due to sale of its panamax tanker, Inca.

On September 5, 2022, the Company signed a new six-year loan agreement amounting to $67,500 relating to the refinancing of the suezmax DP2 shuttle tanker, Rio 2016. On September 7, 2022, the Company drew down the amount of $67,500 and prepaid the amount of $48,047. The new loan is repayable in twelve semi-annual installments of $4,500, commencing six months after the drawdown date, plus a balloon of $13,500 payable together with the last installment.

On September 15, 2022, the Company signed a new eight-year loan agreement amounting to $118,400 relating to pre- and post- financing of the two aframax tankers under construction Hull 5081 and Hull 5082. The new loan is repayable in sixteen semi-annual installments of $1,650, commencing six months after the drawdown date, plus a balloon of $32,800 payable together with the last installment.

According to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”, the Company expenses any unamortized deferred financing costs on its prepaid loans, falling under the scope of debt extinguishments (Note 7).

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2022	2.75%	Six months ended June 30, 2022	2.44%
Three months ended June 30, 2021	2.05%	Six months ended June 30, 2021	2.08%

The above term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant vessel-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends if an event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $129,528 at June 30, 2022 and $105,768 at December 31, 2021, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,550. One loan agreement requires a monthly pro rata transfer to retention account of any principal due, but unpaid.

As of June 30, 2022, the Company and its wholly and majority owned subsidiaries had thirty-one loan agreements, with an aggregate principal amount outstanding thereunder totaling $1,310,130. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements as at June 30, 2022.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after June 30, 2022, are as follows:

Period/ Year	Amount
July to December 2022	92,304
2023	218,949
2024	280,551
2025	251,068
2026	196,560
2027 and thereafter	270,698
1,310,130

Other financial liabilities, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2022	December 31, 2021
Other financial liabilities	174,905	—
Less: Deferred finance costs, net	(2,544)	—
Total other financial liabilities	172,361	—
Less: Current portion of other financial liabilities	(9,328)	—
Add: Deferred finance costs, current portion	356	—
Other financial liabilities, net of current portion and deferred finance costs	163,389	—

On January 12, 2022, the Company drew down the amount of $177,238 for the acquisition of the LNG carrier Tenergy (Note 4)  and paid the delivery installment costs to the shipbuilding yard and prepaid vessel’s pre-delivery financing of $27,750. The Company chartered back the vessel on a bareboat basis, having a purchase obligation at the end of the ten-year period, and has continuous options to repurchase the vessel at any time following the fifth anniversary of the commencement date. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amounts received under the sale and leaseback agreement as other financial liabilities. The new financing arrangement is repayable in forty quarterly installments of $2,332, commencing three months after the drawdown date, plus a put option of $83,955 payable together with the last installment. The agreement has no covenants.

The annual principal payments of Other financial liabilities required to be made after June 30, 2022, are as follows:

Period/ Year	Amount
July to December 2022	4,664
2023	9,328
2024	9,328
2025	9,328
2026	9,328
2027 and thereafter	132,929
174,905